T. ROWE PRICE Target 2010 Fund
August 31, 2022 (Unaudited)
1
Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 63.7%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  16,367 472 1,717 2,897,463 14,864
New Income Fund  13,726 497 978 1,543,895 12,969
International Bond Fund (USD
Hedged)  4,905 178 295 523,349 4,674
Dynamic Global Bond Fund  3,848 141 308 375,338 3,697
Emerging Markets Bond Fund  3,411 523 185 419,274 3,543
High Yield Fund  3,159 241 131 548,677 3,122
U.S. Treasury Long-Term Index
Fund  2,250 365 153 273,913 2,424
Floating Rate Fund  2,154 81 510 191,406 1,753
Total Bond Mutual Funds (Cost $50,013) 47,046
EQUITY MUTUAL FUNDS 33.0%
T. Rowe Price Funds:
Value Fund  5,158 138 827 104,749 4,370
Growth Stock Fund (2) 3,879 264 243 54,112 3,912
Equity Index 500 Fund  3,485 866 1,240 26,309 2,742
Overseas Stock Fund  2,008 240 83 182,369 1,939
International Stock Fund  1,763 131 76 104,264 1,700
International Value Equity Fund  2,138 58 245 129,913 1,699
Real Assets Fund  1,098 239 51 86,959 1,171
Mid-Cap Value Fund  1,056 29 35 31,116 977
Mid-Cap Growth Fund (2) 939 31 44 9,875 909
U.S. Large-Cap Core Fund  527 413 32 29,303 897
U.S. Equity Research Fund  772 158 40 22,926 865
Emerging Markets Discovery
Stock Fund  746 98 39 60,879 765
Emerging Markets Stock Fund  716 22 26 18,672 668
Small-Cap Stock Fund  668 21 29 11,848 664
Small-Cap Value Fund  682 18 66 11,785 627
New Horizons Fund (2) 412 14 25 8,272 444
Total Equity Mutual Funds (Cost $22,174) 24,349
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  9 1,304 1,306 71 7
Total Other Mutual Funds (Cost $7) 7
T. ROWE PRICE Target 2010 Fund

T. ROWE PRICE Target 2010 Fund

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.3%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
2.40% (3) 751 3,105 1,389 2,467,367 2,467
Total Short-Term Investments (Cost $2,467) 2,467
Total Investments in Securities 100.0%
(Cost $74,661) $ 73,869
Other Assets Less Liabilities (0.0)% (14)
Net Assets 100.0% $ 73,855
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2010 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 1 $ 16 $ 32
Emerging Markets Bond Fund  (46) (206) 56
Emerging Markets Discovery Stock Fund  (8) (40) —
Emerging Markets Stock Fund  — (44) —
Equity Index 500 Fund  286 (369) 15
Floating Rate Fund  (34) 28 27
Growth Stock Fund  (90) 12 —
High Yield Fund  (15) (147) 50
International Bond Fund (USD Hedged)  (32) (114) 31
International Stock Fund  (10) (118) —
International Value Equity Fund  1 (252) —
Limited Duration Inflation Focused Bond Fund  (11) (258) —
Mid-Cap Growth Fund  (8) (17) —
Mid-Cap Value Fund  — (73) —
New Horizons Fund  (8) 43 —
New Income Fund  (116) (276) 89
Overseas Stock Fund  (9) (226) —
Real Assets Fund  (4) (115) —
Small-Cap Stock Fund  (5) 4 —
Small-Cap Value Fund  (5) (7) —
Transition Fund  7 — 1
U.S. Equity Research Fund  (6) (25) —
U.S. Large-Cap Core Fund  (6) (11) —
U.S. Treasury Long-Term Index Fund  (60) (38) 17
Value Fund  (147) (99) —
U.S. Treasury Money Fund, 2.40% — — 7
Totals $ (325)# $ (2,332) $ 325+
# Capital gain distributions from underlying Price funds represented $8 of the net realized gain
(loss).
+ Investment income comprised $325 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2010 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2010 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Target 2010 Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on

T. ROWE PRICE Target 2010 Fund

the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F183-054Q1 08/22